Contingencies, Claims and Legal Proceedings - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended
	May 31, 2013	Dec. 31, 2013 Rambus [Member]	Dec. 31, 2013 Tessera [Member]
Loss Contingencies [Line Items]
Loss contingency estimate of damage sought including interest	$ 181
Estimate of possible loss, minimum		30	5
Estimate of possible loss, maximum		$ 50	$ 8